Effective Tax Rates attributable to continuing operations (Detail)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Effective tax rate provision	63.10%	32.10%	43.70%	34.30%	27.40%	(36.50%)	31.00%